Property, Plant and Equipment (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Construction in progress USD ($)	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2010 Construction in progress CNY
Property, Plant and Equipment
Interest cost capitalized					$ 21,022	130,967	202,138	272,369
Interest cost charged to income	143,998	897,124	626,737	438,011	143,998	897,124	626,737	438,011
Total interest cost incurred					165,020	1,028,091	828,875	710,380
Property, plant and equipment pledged to secure short-term bank borrowings	$ 1,005,175	6,262,340	3,598,348